UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED


                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                     Date of reporting period: May 31, 2006
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2006







                                                                    WISDOM FUND
                                                                   May 31, 2006



INSTITUTIONAL CLASS SHARES
INVESTOR CLASS SHARES
CLASS B SHARES
CLASS C SHARES










This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------




This Annual Report was first distributed to shareholders on or about July 28, 2006.


For More Information on Your Wisdom Fund:

                See Our Web site @ www.wisdomfund.com
                         or
                Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

WISDOM FUND

Annual Report to Shareholders
--------------------------------------------------------------------------------

July 19, 2006

                        HOW THE WISDOM FUND IS DIFFERENT

The Wisdom Fund is a value investor emulating the public and private holdings of Berkshire Hathaway, Inc., managed by Warren Buffett and Charles Munger.

We look to buy companies that we understand well and when possible stocks that are trading a substantial discount to our conservative estimate of intrinsic value. It never ceases to amaze us how few investment managers or investors actually adhere to this simple strategy.

The concept is simple, but the executions are not. Determining the intrinsic value of a company is very difficult and takes lots of patience and discipline.

In this annual report you will find the performance results of the Wisdom Fund since inception. As always, whether performance results are strong or weak, we believe the longer the measuring period, the more meaningful the record.

---------------------------------------------------------------------------------------------------------
Performance as of May 31, 2006
---------------------------------------------------------------------------------------------------------
                                                                           Since           Since
                                        One        Three       Five      Inception       Inception
                                        Year       Year        Year      02/16/1999      11/16/1999
---------------------------------------------------------------------------------------------------------
Wisdom Fund
     Institutional Class Shares         2.63%      7.16%       5.03%        5.04%            N/A
     Investor Class Shares              2.36%      6.89%       4.76%        4.76%            N/A
     Class B Shares                     1.66%      6.11%       3.99%         N/A            4.19%
     Class C Shares                     1.60%      6.13%       4.00%         N/A            4.20%

S&P 500 Total Return Index              8.64%     11.64%       1.96%        1.89%          (0.11)%
Dow Jones Industrial Average            6.70%      8.06%       0.47%        2.55%           0.33%

Performance shown is for the period ended May 31, 2006. The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please call (800) 773-3863. Current performance may be lower or higher than the performance data quoted.

A maximum contingent deferred sales charge of 1% may be imposed on Class C Shares. A maximum contingent deferred sales charge of 4% may be imposed on Class B Shares. The performance data quoted above does not reflect the deduction of the sales charge and if reflected, the sales charge would reduce the performance quoted. The prospectus contains this and other information about the Fund.
--------------------------------------------------------------------------------

The fund has out-performed the Dow Jones Industrial Average and the Standard and Poor 500 Index since our inception in February of 1999 and for the last 5 years ending May 31, 2006. The fund underperformed those indices for the last one and three year period. The main reason for the recent under-performance is the high level of money market instruments held by the fund. The indices hold no cash. We have held these short-term cash investments because Berkshire Hathaway holds these investments also.

Many of our fund's holdings can be described as "businesses whose values went up while their stock prices went down". This would include such well-known names in the portfolio as Coca-Cola, Wal-Mart, Home Depot, Comcast, Washington Post, Anheuser-Busch, William Wrigley and White Mountains Insurance.

Many of the giants of American industry are selling at historically low valuations in today's market based on their P/E ratios. There are several reasons for this. One reason that stands out is the capital flow out of the above portfolio companies and into companies in the more popular sectors of the market like energy, real estate, emerging market stocks and small cap stocks, etc.

Wisdom Fund

Annual Report to Shareholders
--------------------------------------------------------------------------------
We believe that this a rare opportunity to acquire some great companies at very reasonable prices. The companies will continue to grow their earnings and investors will eventually come back to invest in them once again.

The fund's portfolio is comprised of companies with strong balance sheets and managements that are flexible enough to deal with both favorable and hostile business environments. While we can offer no prediction about where the market is headed, we are very optimistic about the long-term prospects for the companies in the fund.

We invest with a multi-year investment horizon rather focusing on the month or quarter ahead.

The following are the major characteristics of our work. The fund's objective is to invest as closely as possible to those of Berkshire Hathaway. The following are the major characteristics of this work.

         o     We tend to buy what's out of favor rather than what's popular,

         o We focus on the intrinsic value of companies and buy when we are convinced we have a sufficient discount to intrinsic value,

         o We understand that beating the market requires having a portfolio that looks quite different from the market and we recognize that truly great investment ideas are rare. So we invest heavily in our best ideas rather than hide behind the "safety" of closet indexing,

         o     We are  focused on avoiding  permanent  losses and on absolute
               returns,   rather  than  focusing  on  relative   returns  and
               outperforming a benchmark,

         o We invest with a multi-year time horizon rather than focusing on the quarter ahead,

         o     We do not act solely on the work of Wall Street analysts,

         o We do not attempt to predict the direction of interest rates, the price of oil, the direction of the economy, etc...,

         o We cast a wide net, seeking undervalued securities across all industries, and types and sizes of companies, rather than accepting artificial "style-box" limitations on market capitalization or other criteria,

         o We make our own decisions and are willing to be held accountable for them rather than seek safety in whatever everyone is buying or decision-making-by-committee,

         o We admit all mistakes and seek to learn from them, rather than credit for successes and attributing failures to bad luck,

         o We buy the same publicly traded securities that Berkshire buys and in the same percentages. We do so as soon as we learn of Berkshire's purchases,

         o When Berkshire buys a privately-held company, we purchase the best publicly traded proxy (Mohawk Industries for Berkshire's Shaw Industries for example),

         o     We  sell  when   Berkshire   sells.   However,   that   occurs
               infrequently.   We  sell  the  proxies  for  only  2  reasons:
               valuation, and poor fundamental performance,

         o And last, Buffett's style and ours does not limit the types of securities we will buy. It just limits what we will pay for them.

         o Top ten holdings as of June 1: Coca-Cola-10%, American Express-6.3%, Proctor & Gamble-7%, Wells Fargo-5.3%, Markel Insurance-5.5%, White Mountains Insurance-5.2%, Allstate Insurance-5.0%, Mohawk Industries-4.3%, Washington Post-4.3% and Chubb Insurance-4%. Top ten holdings represent 52.6% of the fund's portfolio.

C.  Douglas  Davenport,  J.D.
President  of  Atlanta  Investment  Counsel,  LLC
Portfolio Manager of the Wisdom Fund

WISDOM FUND INSTITUTIONAL CLASS SHARES

Performance Update - $25,000 Investment (Unaudited)

For the period from February 16, 1999 (Date of Initial Public Investment) to May 31, 2006

-----------------------------------------------------------------------------------------------------------------------------
                        Wisdom Fund              S&P 500     Performance Returns for the periods ended May 31, 2006
                    Institutional Class        Total Return  ----------------------------------------------------------------
                          Shares                  Index      Average Annual Total          One          Five       Since
                          ------                  -----      Returns                       Year         Year     Inception*
2/16/1999                $25,000                 $25,000     ----------------------------------------------------------------
5/31/1999                 24,889                  26,307     Institutional Class Shares   2.63%         5.03%      5.04%
5/31/2000                 25,295                  29,063     ----------------------------------------------------------------
5/31/2001                 28,001                  25,996     Cumulative Total               Since      Final Value of $25,000
5/31/2002                 30,181                  24,019     Investment Returns           Inception*        Investment
5/31/2003                 29,082                  20,591     ----------------------------------------------------------------
5/31/2004                 33,005                  24,365     Institutional Class Shares    43.15%            $35,788
5/31/2005                 34,871                  26,372     ----------------------------------------------------------------
5/31/2006                 35,788                  28,649     S&P 500 Total Return Index    14.60%            $28,649
                                                             ----------------------------------------------------------------
                                                             *The  Fund's inception date - February 16, 1999 (Date of Initial
                                                             Public Investment).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $25,000 investment at February 16, 1999 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Institutional Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                         Beginning Account Value      Ending Account Value    Expenses Paid During
Expense Example                              December 1, 2005            May 31, 2006               Period*
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00                 $1,002.70                  $6.39
------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)  $1,000.00                 $1,018.55                  $6.44
------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.28%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

WISDOM FUND INVESTOR CLASS SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from February 16, 1999 (Date of Initial Public Investment) to May 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                  Wisdom Fund               S&P 500 Total          Performance Returns for the periods ended May 31, 2006
             Investor Class Shares       Total Return Index       -----------------------------------------------------------------
             ---------------------       ------------------        Average Annual Total            One          Five       Since
2/16/1999          $ 9,425                   $ 10,000              Returns                         Year         Year     Inception*
5/31/1999            9,370                     10,523             -----------------------------------------------------------------
5/31/2000            9,498                     11,625              Investor Class Shares - No
5/31/2001           10,487                     10,399              Sales Load                     2.36%         4.76%      4.76%
5/31/2002           11,281                      8,959             -----------------------------------------------------------------
5/31/2003           10,832                      8,236              Investor Class Shares - 5.75%
5/31/2004           12,266                      9,746              Maximum Sales Load            (3.52)%        3.52%      3.91%
5/31/2005           12,924                     10,549             -----------------------------------------------------------------
5/31/2006           13,229                     11,460              Cumulative Total               Since      Final Value of $10,000
                                                                   Investment Returns           Inception*         Investment
                                                                  -----------------------------------------------------------------
                                                                   Investor Class Shares - No
                                                                   No Sales Load                 40.36%             $14,036
                                                                  -----------------------------------------------------------------
                                                                   Investor Class Shares - 5.75%
                                                                   Maximum Sales Load            32.29%             $13,229
                                                                  -----------------------------------------------------------------
                                                                   S&P 500 Total Return Index    14.60%             $11,460
                                                                  -----------------------------------------------------------------
                                                                   *The Fund's inception  date - February 16, 1999 (Date of Initial
                                                                   Public Investment).
-----------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at February 16, 1999 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Investor Class Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                               December 1, 2005             May 31, 2006                  Period*
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00                  $1,001.42                      $7.63
--------------------------------------------------------------------------------------------------------------------

Hypothetical (5%annual return before expenses)  $1,000.00                  $1,017.30                      $7.70
--------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.53%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

WISDOM FUND CLASS B SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                    Wisdom Fund                 S&P 500             Performance Returns for the periods ended May 31, 2006
                   Class B Shares          Total Return Index      -----------------------------------------------------------------
                   --------------          ------------------       Average Annual Total          One          Five       Since
11/16/1999          $ 10,000                   $ 10,000             Returns                       Year         Year     Inception*
 5/31/2000             9,815                     10,070            -----------------------------------------------------------------
 5/31/2001            10,757                      9,007             Class B Shares -
 5/31/2002            11,479                      7,760             No Sales Charge              1.66%         3.99%      4.19%
 5/31/2003            10,950                      7,134            -----------------------------------------------------------------
 5/31/2004            12,308                      8,442             Class B Shares -
 5/31/2005            12,869                      9,137             Maximum Sales Charge        (2.16)%        3.82%      4.19%
 5/31/2006            13,084                      9,926            -----------------------------------------------------------------
                                                                    Cumulative Total             Since       Final Value of $10,000
                                                                    Investment Returns         Inception*          Investment
                                                                   -----------------------------------------------------------------
                                                                    Class B Shares -             30.84%             $13,084
                                                                    No Sales Load
                                                                   -----------------------------------------------------------------
                                                                    S&P 500 Total Return Index   (0.74)%             $9,926
                                                                   -----------------------------------------------------------------
                                                                   *The Fund's  inception date -  November 16, 1999 (Date of Initial
                                                                    Public Investment).
------------------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The table above includes the maximum contingent deferred sales charge ("CDSC") corresponding to the length of time that the investment as held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning Account Value      Ending Account Value      Expenses Paid During
Expense Example                                 December 1, 2005             May 31, 2006                Period*
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                    $997.80                   $11.36
------------------------------------------------------------------------------------------------------------------------

Hypothetical (5%annual return beforeexpenses)      $1,000.00                   $1,013.56                  $11.45
------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.28%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

WISDOM FUND CLASS C SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2006

----------------------------------------------------------------------------------------------------------------------------
                 Wisdom Fund              S&P 500           Performance Returns for the periods ended May 31, 2006
                Class C Shares      Total Return Index      ----------------------------------------------------------------
                --------------      ------------------      Average Annual Total          One          Five       Since
11/16/1999      $ 10,000                 $ 10,000           Returns                       Year         Year     Inception*
 5/31/2000         9,814                   10,070           ----------------------------------------------------------------
 5/31/2001        10,760                    9,007           Class C Shares -
 5/31/2002        11,480                    7,760           No Sales Charge              1.60%         4.00%      4.20%
 5/31/2003        10,953                    7,134           ----------------------------------------------------------------
 5/31/2004        12,316                    8,442           Cumulative Total             Since      Final Value of $10,000
 5/31/2005        12,886                    9,137           Investment Returns         Inception*         Investment
 5/31/2006        13,092                    9,926           ----------------------------------------------------------------
                                                            Class C Shares               30.92%            $13,092
                                                            ----------------------------------------------------------------
                                                             S&P 500 Total Return Index  (0.74)%           $ 9,926
                                                            ----------------------------------------------------------------
                                                            *The Fund's inception date - November 16, 1999 (Date of  Initial
                                                            Public Investment).
----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning Account Value      Ending Account Value     Expenses Paid During
Expense Example                                 December 1, 2005             May 31, 2006               Period*
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                    $998.05                  $11.36
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)     $1,000.00                   $1,013.56                 $11.45
------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.28%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

WISDOM FUND

Schedule of Investments


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                         Market Value
                                         Shares      (Note 1)                                              Shares         (Note 1)
---------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 98.35%                                            Foods - 4.02%
                                                                  u  Cadbury Schweppes PLC                  9,500       $   366,130
Apparel - 0.80%                                                   *  Dean Foods Company                     2,000            71,400
     Nike, Inc., Cl. B                    3,600     $  289,116       Sysco Corporation                      8,666           265,006
                                                    -----------      Whole Foods Market Inc.                3,000           195,000
                                                                     WM Wrigley Jr. Company                 9,800           448,056
Banks - 5.99%                                                        WM Wrigley Jr. Company, Cl. B          2,450           111,597
     M & T Bank Corporation               2,030        233,653                                                          -----------
     Wells Fargo Company                 29,222      1,939,464                                                            1,457,189
                                                    -----------                                                         -----------
                                                     2,173,117    Hand/Machine Tools - 0.49%
                                                    -----------      Kennametal Inc.                        3,000           179,400
Beverages - 12.68%                                                                                                      -----------
     Anheuser-Busch
        Companies, Inc.                  10,700        488,348    Health Care Services - 0.00%
     Coca-Cola Company                   81,930      3,607,378    *  Five Star Quality Care, Inc.               4                41
 u   Diageo PLC                           3,000        198,570                                                          -----------
     PepsiCo Inc.                         5,000        302,300
                                                    -----------   Home Builders - 0.22%
                                                     4,596,596    *  Champion Enterprises, Inc.             6,700            79,730
                                                    -----------                                                         -----------
Building Materials - 0.72%
     American Standard Comp. Inc.         6,190        263,013    Housewares - 0.08%
                                                    -----------      Lifetime Brands Inc.                   1,000            27,700
                                                                                                                        -----------
Chemicals - 1.33%
     The Sherwin-Williams Company         9,970        482,249    Insurance - Multiline - 7.92%
                                                    -----------      American International
                                                                         Group, Inc.                       12,150           738,720
Commercial Services - 3.02%                                          Hartford Financial Services
     Aaron Rents, Inc.                    6,000        162,000           Group Inc.                         3,000           263,820
     H & R Block Inc.                     1,000         22,750       The Allstate Corporation              33,250         1,829,082
 *   Iron Mountain, Inc.                  2,850        105,279       Torchmark Corp.                          700            41,216
     Moody's Corporation                 14,410        753,643                                                          -----------
     The ServiceMaster Company            4,600         49,680                                                            2,872,838
                                                    -----------                                                         -----------
                                                     1,093,352    Insurance - Property & Casualty - 16.31%
                                                    -----------   *  Markel Corporation                     5,900         1,992,725
Computers - 0.16%                                                 *  Philadelphia Consolidated
 *   Lexmark International, Inc., Cl. A   1,000         57,250           Holdings Corp.                     7,500           248,625
                                                    -----------      The Chubb Corporation                 32,800         1,657,384
                                                                     Wesco Financial Corporation              386           153,860
Cosmetics & Personal Care - 6.92%                                    White Mountains Ins. Group Ltd.        3,500         1,863,960
     Procter & Gamble                    46,295      2,511,504                                                          -----------
                                                    -----------                                                           5,916,554
                                                                                                                        -----------
Diversified Financial Services - 6.26%                            Internet - 0.25%
     American Express Company            41,750      2,269,530    *  Blue Nile Inc.                         3,000            89,700
                                                    -----------                                                         -----------

Electric - 4.87%                                                  Media - 6.04%
 *   Allegheny Energy, Inc.              15,400        561,638    *  Comcast Corporation, Cl. A            12,500           401,625
     Constellation Energy Group, Inc.     3,800        196,460       Gannett Company, Inc.                  4,298           232,135
     Duke Energy Corporation             12,500        352,750       The Washington Post
     FPL Group, Inc.                     11,800        469,994            Company, Cl. B                    1,920         1,556,928
     The Southern Company                 5,800        185,426                                                          -----------
                                                    -----------                                                           2,190,688
                                                     1,766,268                                                          -----------
                                                    -----------


                                                                                                                        (Continued)

WISDOM FUND

Schedule of Investments


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                           Shares     (Note 1)                                             Shares        (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        MONEY MARKET FUND - 1.68%
                                                                      Merrimac Cash Series Trust
Miscellaneous Manufacturer - 0.26%                                 Total Money Market (Cost $608,367)                  $    608,367
     Tyco International Ltd.                3,500    $   94,885                                                        ------------
                                                     -----------

Oil & Gas - 2.93%                                                  Total Investments
     Canadian Natural Resources Ltd.        1,000        53,740           (Cost $30,527,556) - 100.16%                 $ 36,320,221
     Chesapeake Energy Corp.                6,000       183,540    Liabilities in Excess of Other Assets - (0.16)%         (57,053)
     Cimarex Energy Co.                     1,000        40,560                                                        ------------
     ConocoPhillips                         2,164       136,960
     Devon Energy Corp.                     1,000        57,360    Net Assets - 100.00%                                $ 36,263,168
 u   PetroChina Company Ltd.                3,000       325,800                                                        ============
 *   Superior Energy Services, Inc.         8,000       263,200
                                                     -----------   *  Non-income producing investment.
                                                      1,061,160    u  American Depositary Receipt.
                                                     -----------
Packaging & Containers - 0.18%
     Sealed Air Corporation                 1,252        64,566    Summary of Investments by Industry
                                                     -----------
                                                                                                           % of Net
Pipelines - 3.71%                                                  Industry                                  Assets    Market Value
     Kinder Morgan, Inc.                   13,400     1,346,432    ----------------------------------------------------------------
                                                     -----------   Apparel                                   0.80%     $    289,116
                                                                   Banks                                     5.99%        2,173,117
Retail - 6.94%                                                     Beverages                                12.68%        4,596,596
 *   Chico's FAS, Inc.                      3,600       107,892    Building Materials                        0.72%          263,013
     Costco Wholesale Corporation           6,500       344,045    Chemicals                                 1.33%          482,249
     Home Depot Inc.                       13,000       495,560    Commercial Services                       3.02%        1,093,352
     Lowe's Companies, Inc.                 5,300       330,084    Computers                                 0.16%           57,250
     McDonald's Corporation                 7,000       232,190    Cosmetics & Personal Care                 6.92%        2,511,504
     OSI Restaurant Partners, Inc.          1,800        66,024    Diversified Financial Services            6.26%        2,269,530
     Pier 1 Imports, Inc.                   1,000         8,490    Electric                                  4.87%        1,766,268
     The Gap, Inc.                         10,000       182,000    Foods                                     4.02%        1,457,189
     Wal-Mart Stores, Inc.                 10,100       489,345    Hand/Machine Tools                        0.49%          179,400
     Yum! Brands, Inc.                      5,150       259,560    Health Care Services                      0.00%               41
                                                     -----------   Home Builders                             0.22%           79,730
                                                      2,515,190    Housewares                                0.08%           27,700
                                                     -----------   Insurance - Multiline                     7.92%        2,872,838
Software - 1.88%                                                   Insurance - Property & Casualty          16.31%        5,916,554
     First Data Corporation                14,770       681,045    Internet                                  0.25%           89,700
                                                     -----------   Media                                     6.04%        2,190,688
                                                                   Miscellaneous Manufacturer                0.26%           94,885
Textiles - 4.37%                                                   Money Market Fund                         1.68%          608,367
 *   Mohawk Industries, Inc.               21,495     1,584,181    Mutual Fund                               0.13%           48,560
                                                     -----------   Oil & Gas                                 2.93%        1,061,160
                                                                   Packaging & Containers                    0.18%           64,566
Total Common Stocks (Cost $29,870,214)               35,663,294    Pipelines                                 3.71%        1,346,432
                                                     -----------   Retail                                    6.94%        2,515,190
                                                                   Software                                  1.88%          681,045
MUTUAL FUND - 0.13%                                                Textiles                                  4.37%        1,584,181
     Aberdeen Asia - Pacific Income Fund                           ----------------------------------------------------------------
        (Cost $48,975)                      8,000        48,560    Total                                   100.16%     $ 36,320,221
                                                     -----------


See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $30,527,556) ..............................................................           $36,320,221
      Receivables:
           Fund shares sold .................................................................................                 9,177
           Interest and dividends ...........................................................................                56,277
      Prepaid expenses ......................................................................................                41,616
                                                                                                                        -----------
      Total assets ..........................................................................................            36,427,291
                                                                                                                        -----------
Liabilities:
      Payables:
           Fund shares repurchased ..........................................................................                99,699
      Accrued expenses ......................................................................................                64,424
                                                                                                                        -----------
      Total liabilities .....................................................................................               164,123
                                                                                                                        -----------
Net Assets ..................................................................................................           $36,263,168
                                                                                                                        ===========
Net Assets Consist of:
      Capital (par value and paid in surplus) ...............................................................           $28,794,371
      Accumulated net realized gain on investments ..........................................................             1,676,132
      Net unrealized appreciation on investments ............................................................             5,792,665
                                                                                                                        -----------
      Total Net Assets ......................................................................................           $36,263,168
                                                                                                                        ===========
Institutional Class Shares Outstanding, no par value (unlimited shares authorized) ..........................               344,178
      Net Assets - Institutional Class Shares ...............................................................           $ 4,385,701
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ................................           $     12.74

Investor Class Shares Outstanding, no par value (unlimited shares authorized) ...............................               876,776
      Net Assets - Investor Class Shares ....................................................................           $11,060,818
      Net Asset Value, Redemption Price Per Share ...........................................................           $     12.62
      Maximum Offering Price Per Share (100 / 97 of $12.62) .................................................           $     13.01

Class B Shares Outstanding, no par value (unlimited shares authorized) ......................................             1,056,335
      Net Assets - Class B Shares ...........................................................................           $12,841,744
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ................................           $     12.16

Class C Shares Outstanding, no par value (unlimited shares authorized) ......................................               652,553
      Net Assets - Class C Shares ...........................................................................           $ 7,974,905
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ................................           $     12.22


See Notes to Financial Statements

WISDOM FUND

Statement of Operations


For the Year ended May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest ...............................................................................................          $    53,033
      Dividends ..............................................................................................              906,546
                                                                                                                        -----------
      Total Income ...........................................................................................              959,579
                                                                                                                        -----------
Expenses:
      Advisory fees (note 2) .................................................................................              207,402
      Administration fees (note 2) ...........................................................................               51,851
      Transfer agent fees (note 2) ...........................................................................               44,271
      Fund accounting fees (note 2) ..........................................................................               58,148
      Compliance service fees (note 2) .......................................................................                7,750
      Custody fees (note 2) ..................................................................................               12,071
      Distribution and service fees - Investor Class Shares (note 3) .........................................               34,335
      Distribution and service fees - Class B Shares (note 3) ................................................              138,451
      Distribution and service fees - Class C Shares (note 3) ................................................               91,392
      Legal fees .............................................................................................               29,834
      Audit and tax preparation fees .........................................................................               15,761
      Registration and filing administration fees (note 2) ...................................................               27,537
      Registration and filing expenses .......................................................................               29,491
      Shareholder servicing expenses .........................................................................                9,465
      Printing expenses ......................................................................................                8,398
      Trustee fees and meeting expenses ......................................................................                5,181
      Securities pricing fees ................................................................................                6,284
      Other operating expenses ...............................................................................               15,788
                                                                                                                        -----------
      Total Expenses .........................................................................................              793,410
                                                                                                                        -----------
Net Investment Income ........................................................................................              166,169
                                                                                                                        -----------
Realized and Unrealized Gain (Loss) on Investments

      Net realized gain from investment and foreign securities transactions ..................................            2,024,908
      Net realized gain from option transactions .............................................................               31,407
      Change in unrealized appreciation on investments and foreign currency translations .....................           (1,358,157
      Payment from affiliate (note 2) ........................................................................               10,752
                                                                                                                        -----------
Realized and Unrealized Gain on Investments ..................................................................              708,910
                                                                                                                        -----------
Net Increase in Net Assets Resulting from Operations .........................................................          $   875,079
                                                                                                                        ===========


See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

For the Fiscal Year ended May 31,                                                                  2006               2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income                                                                 $      166,169       $      2,119
     Net realized gain from investment and foreign securities transactions                      2,067,067          1,837,541
     Change in unrealized appreciation on investments and
         foreign currency translations                                                         (1,358,157)           616,822
                                                                                           --------------       ------------
Net Increase in Net Assets Resulting from Operations                                              875,079          2,456,482
                                                                                           --------------       ------------
Distributions to Shareholders: (note 6)
     Net investment income
         Institutional Class Shares                                                               (16,352)                 -
         Investor Class Shares                                                                    (52,684)                 -
         Class B Shares                                                                           (61,600)                 -
         Class C Shares                                                                           (36,656)                 -
     Net realized gain from investment transactions
         Institutional Class Shares                                                              (242,457)           (66,528)
         Investor Class Shares                                                                   (719,597)          (279,815)
         Class B Shares                                                                          (769,728)          (209,450)
         Class C Shares                                                                          (515,445)          (126,328)
                                                                                           --------------       ------------
Decrease in Net Assets Resulting from Distributions                                            (2,414,519)          (682,121)
                                                                                           --------------       ------------
Capital Share Transactions: (note 7)
     Institutional Class Shares
         Shares sold                                                                               87,742            229,150
         Reinvested dividends and distributions                                                   256,342             66,296
         Shares repurchased                                                                      (918,118)          (225,257)
     Investor Class Shares
         Shares sold                                                                              783,538          3,663,038
         Reinvested dividends and distributions                                                   719,184            264,457
         Shares repurchased                                                                    (9,203,864)        (5,337,005)
     Class B Shares
         Shares sold                                                                              416,745          1,093,890
         Reinvested dividends and distributions                                                   806,990            203,679
         Shares repurchased                                                                    (2,438,592)        (1,984,011)
     Class C Shares
         Shares sold                                                                              741,413          1,818,621
         Reinvested dividends and distributions                                                   527,201            121,045
         Shares repurchased                                                                    (2,584,322)        (1,232,810)

Decrease from Capital Share Transactions                                                      (10,805,741)        (1,318,907)
                                                                                           --------------       ------------
Net (Decrease) Increase in Net Assets                                                         (12,345,181)           455,454

Net Assets:
     Beginning of Year                                                                         48,608,349         48,152,895
                                                                                           --------------       ------------
     End of Year                                                                           $   36,263,168       $ 48,608,349
                                                                                           ==============       ============


See Notes to Financial Statements

WISDOM FUND

Financial Highlights

                                                                               Institutional Class Shares
For a share outstanding during
the fiscal year ended May 31,                                   2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $ 13.16       $ 12.62       $ 11.12       $ 11.54       $ 10.80
                                                               -------       -------       -------       -------       -------
Income (Loss) from Investment Operations
     Net investment income (loss) (a)                             0.16          0.08          0.02         (0.03)        (0.02)
     Net realized and unrealized gain (loss) on
          investment and foreign currency translation             0.19          0.63          1.48         (0.39)         0.85
                                                               -------       -------       -------       -------       -------
Total from Investment Operations                                  0.35          0.71          1.50         (0.42)         0.83
Less Distributions:
     Dividends (from net investment income)                      (0.05)            -             -             -             -
     Distributions (from capital gains)                          (0.72)        (0.17)            -             -         (0.09)
                                                               -------       -------       -------       -------       -------
Total Distributions                                              (0.77)        (0.17)            -             -         (0.09)
                                                               -------       -------       -------       -------       -------
Net Asset Value, End of Year                                   $ 12.74       $ 13.16       $ 12.62       $ 11.12       $ 11.54
                                                               =======       =======       =======       =======       =======
Total return                                                      2.63 %        5.65 %       13.49 %       (3.64)%        7.78 %
Net Assets, End of Year (in thousands)                         $ 4,386       $ 5,090       $ 4,811       $ 4,229       $ 3,925
Average Net Assets for the Year (in thousands)                 $ 4,762       $ 4,953       $ 4,452       $ 3,862       $ 3,444
Ratios of:
Gross Expenses to Average Net Assets (c)                          1.28 %        1.23 %        1.29 %        1.67 %        3.19 %
Net Expenses to Average Net Assets (c)                            1.28 %        1.23 %        1.29 %        1.62 %        1.71 %
Net Investment Income (Loss) to Average Net Assets                1.05 %        0.60 %        0.14 %       (0.25)%       (0.17)%
Portfolio turnover rate                                          19.03 %       41.99 %       20.41 %        9.28 %        6.78 %

                                                                                 Investor Class Shares
For a share outstanding during
the fiscal year ended May 31,                                   2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                            $  13.07       $ 12.57      $  11.10      $  11.56       $ 10.84
                                                              --------       -------       -------      --------       -------
Income (Loss) from Investment Operations
     Net investment income (loss) (a)                             0.15          0.05         (0.01)        (0.04)        (0.04)
     Net realized and unrealized gain (loss) on
          investment and foreign currency translation             0.17          0.62          1.48         (0.42)         0.85
                                                              --------       -------       -------      --------       -------
Total from Investment Operations                                  0.32          0.67          1.47         (0.46)         0.81
                                                              --------       -------       -------      --------       -------
Less Distributions:
      Dividends (from net investment income)                     (0.05)            -             -             -             -
      Distributions (from capital gains)                         (0.72)        (0.17)            -             -         (0.09)
                                                              --------       -------       -------      --------       -------
Total Distributions                                              (0.77)        (0.17)            -             -         (0.09)
                                                              --------       -------       -------      --------       -------
Net Asset Value, End of Year                                  $  12.62       $ 13.07      $  12.57      $  11.10       $ 11.56
                                                              ========       =======      ========      ========       =======
Total return (b)                                                  2.45 %        5.36 %       13.24 %       (3.98)%        7.57 %
Net Assets, End of Year (in thousands)                        $ 11,061       $19,177      $ 19,789      $ 13,825        $2,740
Average Net Assets for the Year (in thousands)                $ 13,734       $20,625      $ 17,326      $  8,861       $ 1,794
Ratios of:
Gross Expenses to Average Net Assets (c)                          1.53 %        1.48 %        1.54 %        1.91 %        3.39 %
Net Expenses to Average Net Assets (c)                            1.53 %        1.48 %        1.54 %        1.87 %        1.96 %
Net Investment Income (Loss) to Average Net Assets                0.81 %        0.34 %       (0.11)%       (0.53)%       (0.48)%
Portfolio turnover rate                                          19.03 %       41.99 %       20.41 %        9.28 %        6.78 %

(a) No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

(b) Total return does not reflect payment of a sales charge.

(c) The expense  ratios listed  reflect total expenses prior to any waivers
    and  reimbursements   (gross  expense  ratio)  and  after  waivers  and
    reimbursements (net expense ratio).


See Notes to Financial Statements

                                                                                                                        (Continued)

WISDOM FUND

Financial Highlights

                                                                                          Class B Shares
For a share outstanding during
the fiscal year ended May 31,                                   2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $ 12.72       $ 12.33       $ 10.97       $ 11.50       $ 10.87
                                                               -------       -------       -------       -------       -------
Income (Loss) from Investment Operations
     Net investment income (loss) (a)                             0.00         (0.05)        (0.10)        (0.10)        (0.07)
     Net realized and unrealized gain (loss) on
          investment and foreign currency translation             0.22          0.61          1.46         (0.43)         0.79
                                                               -------       -------       -------       -------       -------
Total from Investment Operations                                  0.22          0.56          1.36         (0.53)         0.72
                                                               -------       -------       -------       -------       -------
Less Distributions:
     Dividends (from net investment income)                      (0.06)            -             -             -             -
     Distributions (from capital gains)                          (0.72)        (0.17)            -             -         (0.09)
                                                               -------       -------       -------       -------       -------
Total Distributions                                              (0.78)        (0.17)            -             -         (0.09)
                                                               -------       -------       -------       -------       -------
Net Asset Value, End of Year                                   $ 12.16       $ 12.72       $ 12.33       $ 10.97       $ 11.50
                                                               =======       =======       =======       =======       =======
Total return (b)                                                  1.66 %        4.56 %       12.40 %       (4.61)%        6.72 %
Net Assets, End of Year (in thousands)                        $ 12,842      $ 14,660       $14,871      $ 12,796        $4,307
Average Net Assets for the Year (in thousands)                $ 13,845      $ 15,060      $ 14,097        $8,738       $ 2,146
Ratios of:
Gross Expenses to Average Net Assets (c)                          2.28 %        2.23 %        2.29 %        2.66 %        4.14 %
Net Expenses to Average Net Assets (c)                            2.28 %        2.23 %        2.29 %        2.62 %        2.71 %
Net Investment Income (Loss) to Average Net Assets                0.07 %       (0.41)%       (0.86)%       (1.27)%       (1.23)%
Portfolio turnover rate                                          19.03 %       41.99 %       20.41 %        9.28 %        6.78 %

                                                                                          Class C Shares
For a share outstanding during
the fiscal year ended May 31,                                   2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                             $ 12.78       $ 12.38       $ 11.01       $ 11.54       $ 10.91
                                                               -------       -------       -------       -------       -------
Income (Loss) from Investment Operations
     Net investment income (loss) (a)                             0.00         (0.05)        (0.09)        (0.09)        (0.10)
     Net realized and unrealized gain (loss) on
          investment and foreign currency translation             0.21          0.62          1.46         (0.44)         0.82
                                                               -------       -------       -------       -------       -------
Total from Investment Operations                                  0.21          0.57          1.37         (0.53)         0.72
                                                               -------       -------       -------       -------       -------
Less Distributions:
      Dividends (from net investment income)                     (0.05)            -             -             -             -
      Distributions (from capital gains)                         (0.72)        (0.17)            -             -         (0.09)
                                                               -------       -------       -------       -------       -------
Total Distributions                                              (0.77)        (0.17)            -             -         (0.09)
                                                               -------       -------       -------       -------       -------
Net Asset Value, End of Year                                   $ 12.22       $ 12.78       $ 12.38       $ 11.01       $ 11.54
                                                               =======       =======       =======       =======       =======
Total return (b)                                                  1.60 %        4.63 %       12.44 %       (4.59)%        6.69 %
Net Assets, End of Year (in thousands)                         $ 7,975       $ 9,681       $ 8,682       $ 5,635       $ 1,808
Average Net Assets for the Year (in thousands)                 $ 9,139       $ 9,212       $ 6,972       $ 3,560       $ 1,274
Ratios of:
Gross Expenses to Average Net Assets (c)                          2.28 %        2.23 %        2.29 %        2.66 %        4.18 %
Net Expenses to Average Net Assets (c)                            2.28 %        2.23 %        2.29 %        2.62 %        2.71 %
Net Investment Income (Loss) to Average Net Assets                0.07 %       (0.39)%       (0.86)%       (1.27)%       (1.19)%
Portfolio turnover rate                                          19.03 %       41.99 %       20.41 %        9.28 %        6.78 %

(a) No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

(b)  Total return does not reflect payment of a sales charge.

(c)  The expense  ratios listed  reflect total expenses prior to any waivers
     and  reimbursements   (gross  expense  ratio)  and  after  waivers  and
     reimbursements (net expense ratio).

See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements

___________________________________________________________________________________________________________________________

1. Organization and Significant Accounting Policies             traded  closes  early  or  if  trading  of  the   particular
                                                                portfolio  security  is halted  during  the day and does not
The Wisdom Fund (the "Fund") is a series  fund.  The Fund is    resume prior to the Fund's net asset value  calculation)  or
part of the New Providence  Investment  Trust (the "Trust"),    which cannot be  accurately  valued using the Fund's  normal
which was organized as a Massachusetts business trust and is    pricing procedures are valued at fair value as determined in
registered  under the  Investment  Company  Act of 1940 (the    good  faith  under  policies  approved  by the  Trustees.  A
"1940  Act"),  as  amended,  as  an  open-ended   management    portfolio  security's "fair value" price may differ from the
investment   company.   The   Fund   is   classified   as  a    price next available for that  portfolio  security using the
"diversified" company as defined in the 1940 Act.               Fund's normal pricing procedures.  Investment  companies are valued at net asset value. Instruments with maturities of 60
The Wisdom Fund commenced  operations February 16, 1999. The    days  or  less  are   valued  at   amortized   cost,   which
investment  objective of the Fund is to seek  maximum  total    approximates market value.
returns   consisting   of   any   combination   of   capital
appreciation,  realized and unrealized, and income under the    Investment Transactions and Investment Income
constantly varying market conditions.                           Investment  transactions  are  accounted  for as of the date purchased or sold (trade date).  Dividend income is recorded
The  Board  of  Trustees  of  the  Trust  (the   "Trustees")    on the  ex-dividend  date.  Certain  dividends  from foreign
approved,  on October 7, 1999, a plan to  authorize  two new    securities will be recorded as soon as the Trust is informed
classes of shares  designated  as Class B Shares and Class C    of the dividend if such  information is obtained  subsequent
Shares. On November 16, 1999, the Class B Shares and Class C    to the ex-dividend date.  Interest income is recorded on the
Shares became effective. The Fund has an unlimited number of    accrual  basis and includes  amortization  of discounts  and
authorized  shares,  which are divided  into four  classes -    premiums.  Gains and losses are determined on the identified
Institutional Class Shares,  Investor Class Shares,  Class B    cost basis,  which is the same basis used for federal income
Shares and Class C Shares.                                      tax purposes.

Each  class of shares  has equal  rights as to assets of the    Expenses
Fund, and the classes are identical  except for  differences    The Fund bears expenses incurred  specifically on its behalf
in their sales charge  structures  and ongoing  distribution    as  well  as  a  portion  of  general  expenses,  which  are
and service fees. Income,  expenses (other than distribution    allocated  according  to methods  approved  annually  by the
and  service  fees,   which  are  not  attributable  to  the    Trustees.
Institutional  Class  Shares),  and realized and  unrealized
gains or losses on  investments  are allocated to each class    Foreign Currency Translation
of shares based upon its  relative  net assets.  All classes    Portfolio   securities  and  other  assets  and  liabilities
have  equal  voting   privileges,   except  where  otherwise    denominated in foreign  currencies are translated  into U.S.
required  by law or when  the  Trustees  determine  that the    dollars  based  on the  exchange  rate  of  such  currencies
matter  to be voted on  affects  only the  interests  of the    against U.S. dollars on the date of valuation. Purchases and
shareholders of a particular class.                             sales of securities and income items  denominated in foreign currencies are translated into U.S.  dollars at the exchange
The following  accounting  policies  have been  consistently    rate in effect on the transaction date.
followed by the Fund and are in conformity  with  accounting
principles  generally  accepted  in  the  United  States  of    The Fund does not separately report the effect of changes in
America in the investment company industry.                     foreign  exchange  rates from  changes  in market  prices on securities  held.  Such changes are included in net realized
Investment Valuation                                            and  unrealized  gain or loss from  investments  and foreign
The Fund's  investments  in securities are carried at value.    currency transactions.
Securities  listed on an  exchange  or quoted on a  national
market  system are valued at the last sales price as of 4:00    Realized  foreign  exchange gains or losses arise from sales
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ    of foreign  currencies,  currency  gains or losses  realized
over-the-counter  market are generally  valued at the NASDAQ    between  the  trade  and  settlement   dates  on  securities
Official  Closing  Price.  Other  securities  traded  in the    transactions and the difference between the recorded amounts
over-the-counter  market and listed  securities for which no    of dividends, interest, and foreign
sale was reported on that date are valued at the most recent bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
                                                                                                                 (Continued)

WISDOM FUND

Notes to Financial Statements

____________________________________________________________________________________________________________________________

withholding  taxes,  and the U.S.  dollar  equivalent of the    The Advisor  currently intends to voluntarily waive all or a
amounts  actually  received or paid. Net unrealized  foreign    portion of its fee and to reimburse  expenses of the Fund to
exchange  gains and  losses  arise  from  changes in foreign    limit total Fund operating expenses to a maximum of 1.75% of
exchange rates on foreign denominated assets and liabilities    the  average  daily net assets of the  Fund's  Institutional
other than  investments in securities held at the end of the    Class  Shares,  Investor  Class  Shares,  Class B Shares and
reporting period.                                               Class C Shares, exclusive of interest, taxes, brokerage fees and commissions,  extraordinary  expenses,  and payments, if
Dividend Distributions                                          any,  under a Rule 12b-1  Plan.  There can be no  assurances
The Fund  may  declare  and  distribute  dividends  from net    that the foregoing  voluntary fee waivers or  reimbursements
investment  income (if any)  quarterly.  Distributions  from    will continue.  The Fund may, at a later date, reimburse the
capital   gains  (if  any)  are   generally   declared   and    Advisor for the  management  fees waived or limited,  and/or
distributed annually.  The Fund may also make a supplemental    other expenses  assumed and paid by the Advisor  pursuant to
distribution subsequent to the end of its fiscal year.          the Expense Limitation  Agreement during any of the previous three (3) fiscal years  provided that the Fund has reached a
Estimates                                                       sufficient  asset size to permit  such  reimbursement  to be
The  preparation of financial  statements in conformity with    made without  causing the total annual  expense ratio of the
accounting  principles  generally  accepted  in  the  United    Fund to exceed 1.75%, as stated above.  For the fiscal years
States of America requires  management to make estimates and    ended  2004,  2005  and  2006,   there  were  no  waived  or
assumptions  that affect the amount of assets,  liabilities,    reimbursed expenses.
expenses and revenues reported in the financial  statements.
Actual results could differ from those estimates.               During  the  fiscal  year ended May 31,  2006,  the  Advisor reimbursed the Fund $10,752 for certain trading errors.
Federal Income Taxes
No   provision   for  income   taxes  is   included  in  the    Administrator
accompanying  financial  statements,  as the Fund intends to    The Fund pays a monthly administration fee to The Nottingham
distribute to shareholders all taxable investment income and    Company (the  "Administrator")  based upon the average daily
realized gains and otherwise  complies with the requirements    net assets of the  respective  share class and calculated at
of Subchapter M of the Internal  Revenue Code  applicable to    the annual  rates as shown in the  schedule  provided on the
regulated investment companies.                                 following  page.  The  Administrator  also receives a fee to procure  and pay the  custodian  for  the  Fund,  additional
Indemnifications                                                compensation for fund accounting and  recordkeeping  service
Under the Trust's organizational documents, its officers and    and additional  compensation for certain costs involved with
Trustees are indemnified against certain liabilities arising    the daily valuation of securities and as  reimbursement  for
out of the  performance  of their  duties  to the  Fund.  In    out-of-pocket  expenses (which are immaterial in amount).  A
addition, in the normal course of business,  the Fund enters    breakdown of these fees is provided on the following page.
into  contracts  with their  vendors and others that provide
for general  indemnifications.  The Fund's maximum  exposure    Certain Trustees and officers of the Trust are also officers
under these  arrangements is unknown,  as this would involve    of the Advisor or the Administrator.
future  claims that may be made  against the Fund.  The Fund
expects the risk of loss to be remote.                          Compliance Services
                                                                The  Nottingham  Compliance  Services,  LLC, a wholly  owned
2. Transactions with Affiliates                                 affiliate of The Nottingham Company, provides services which assists the Trust's Chief  Compliance  Officer in monitoring
Advisor                                                         and  testing the  policies  and  procedures  of the Trust as
The Fund pays a monthly  advisory fee to Atlanta  Investment    required  by  Rule  38a-1  of the  Securities  and  Exchange
Counsel,  LLC (the "Advisor")  based upon the annual rate of    Commission.  It receives compensation for this service at an
0.50% of the first $500 million of the Fund's  average daily    annual rate of $7,750.
net assets and 0.40% of all assets over $500 million.
                                                                                                                 (Continued)

WISDOM FUND

Notes to Financial Statements

____________________________________________________________________________________________________________________________

Transfer Agent                                                  Distributor
North Carolina Shareholder Services,  LLC ("Transfer Agent")    Capital Investment Group, Inc. (the "Distributor") serves as
serves  as  transfer,   dividend  paying,   and  shareholder    the  Fund's  principal  underwriter  and  distributor.   The
servicing agent for the Fund. It receives  compensation  for    Distributor  receives any sales charges imposed on purchases
its  services  based upon a fee of $15 per  shareholder  per    of shares  and  re-allocates  a portion  of such  charges to
year,  subject to a minimum  fee of $1,500  per month,  plus    dealers  through  whom the sale was  made,  if any.  For the
$500 per month for each additional class of shares.             fiscal year ended May 31,  2006,  the  Distributor  retained sales charges in the amount of $3,390.

----------------------------------------------------------------------------------------------------------------------------
                                                                                     Fund Accounting
                                                                                    Asset Based Fees
    Administration Fees (a)              Custody Fees (b)           Fund
                                                                 Accounting                                     Blue Sky
    Average Net         Annual       Average Net        Annual      Fees          Average Net     Annual     Administration
      Assets             Rate          Assets            Rate     (monthly)         Assets         Rate       Fees (annual)
----------------------------------------------------------------------------------------------------------------------------
First $50 Million       0.125%    First $100 Million    0.020%     $4,500         All Assets       0.01%     $150 per state
 Next $50 Million       0.100%     Over $100 Million    0.009%
Over $100 Million       0.075%
----------------------------------------------------------------------------------------------------------------------------
(a) Subject to a minimum fee of $2,000 per month.
(b) Subject to a minimum fee of $400 per month.

3. Distribution and Service Fees                                4. Purchases and Sales of Investment Securities

The  Trustees,  including a majority of the Trustees who are    For the fiscal year ended May 31, 2006,  the aggregate  cost
not "interested persons" of the Trust as defined in the 1940    of  purchases   and  proceeds   from  sales  of   investment
Act, adopted distribution and service plans pursuant to Rule    securities  (excluding  short-term  securities) are shown in
12b-1  of the  1940  Act  (the  "Plans")  applicable  to the    the table below:
Investor  Class  Shares,  Class B Shares and Class C Shares.
The 1940  Act  regulates  the  manner  in which a  regulated    ------------------------------------------------------------
investment  company  may assume  costs of  distributing  and                                                Proceeds from
promoting  the  sales of its  shares  and  servicing  of its              Purchases of Securities        Sales of Securities
shareholder  accounts.  The Plan  provides that the Fund may    ------------------------------------------------------------
incur certain costs, which may not exceed 0.25% per annum of                        $7,418,084                   $14,204,049
the average daily net assets of the Investor Class Shares or    ------------------------------------------------------------
1.00% per annum of the average daily net assets of the Class
B or Class C Shares  for each  year  elapsed  subsequent  to    There  were  no  purchases   or  sales  of  long-term   U.S.
adoption of the Plans,  for payment to the  Distributor  and    Government  Obligations during the fiscal year ended May 31,
others  for  items  such as  advertising  expenses,  selling    2006.
expenses, commissions,  travel, or other expenses reasonably
intended to result in sales of Investor Class Shares,  Class    5. Options Written
B Shares and Class C Shares in the Fund or support servicing
of those classes'  shareholder  accounts.  The Fund incurred    ------------------------------------------------------------
$34,335,  $138,451, and $91,392, in distribution and service
fees under the Plans with respect to Investor  Class Shares,    Option Contracts Written for the
Class B Shares,  and Class C Shares,  respectively,  for the    Fiscal Year ended                     Number of     Premiums
fiscal year ended May 31, 2006.                                 May 31, 2006.                         Contracts     Received
                                                                ------------------------------------------------------------
                                                                Options Outstanding,
                                                                Beginning of Year                         -             $  -
                                                                ------------------------------------------------------------
                                                                Options written                         147          31,407
                                                                Options exercised                      (105)        (26,076)
                                                                Options expired                         (42)         (5,331)
                                                                ------------------------------------------------------------
                                                                Options Outstanding,
                                                                End of Year                               -             $  -
                                                                ------------------------------------------------------------

                                                                                                                 (Continued)

WISDOM FUND

Notes to Financial Statements

____________________________________________________________________________________________________________________________

6. Federal Income Tax                                           tax  purposes  for the fiscal  year  ended May 31,  2006 and
                                                                2005.
The  information  in the  tables  below  represent:  (1) tax
components  of  capital,  (2)  unrealized   appreciation  or    Other book tax  differences  in the current  year  primarily
depreciation of investments for federal income tax purposes,    consist of post October loss deferrals.
and (3) characterization of distributions for federal income


----------------------------------------------------------------------------------------------------------------------------
  Undistributed Ordinary         Undistributed Long         Accumulated    Other Book to Tax
          Income                     Term Gains           Capital Losses      Differences          Net Tax Appreciation
----------------------------------------------------------------------------------------------------------------------------
          $ -                        $1,694,752                 $ -           $(18,620)                $5,792,665
----------------------------------------------------------------------------------------------------------------------------

The aggregate  cost of  investments  and the  composition of
unrealized   appreciation  and  depreciation  of  investment
securities  for  federal  income tax  purposes as of May 31,
2006 are noted below.

----------------------------------------------------------------------------------------------------------------------------
        Federal Tax Cost         Aggregate Gross Unrealized Appreciation      Aggregate Gross Unrealized Depreciation
----------------------------------------------------------------------------------------------------------------------------
           $30,527,556                          $6,881,231                                 $(1,088,566)
----------------------------------------------------------------------------------------------------------------------------

The  amount  of  dividends   and   distributions   from  net    short-term  gains,  deferral  of wash sale  losses,  foreign
investment   income  and  net  realized  capital  gains  are    currency  transactions,  net  investment  losses and capital
determined in accordance with federal income tax regulations    loss carry-forwards.  Certain permanent  differences such as
which  may  differ  from  accounting   principles  generally    tax returns of capital and net  investment  losses,  if any,
accepted in the United States of America.  These differences    would be re-classified against capital.
are  due to  differing  treatments  for  items  such  as net

----------------------------------------------------------------------------------------------------------------------------
                                                                                Distributions from

                        For the fiscal year ended             Ordinary Income                        Long-Term Capital Gains
----------------------------------------------------------------------------------------------------------------------------
                                     May 31, 2006                 $167,292                               $2,247,227
----------------------------------------------------------------------------------------------------------------------------
                                     May 31, 2005                   $ -                                   $682,121
----------------------------------------------------------------------------------------------------------------------------


As a result of the Fund's  foreign  currency  transactions a    decrease  accumulated  realized  gain  and  $14 to  decrease
reclassification  adjustment  of  $11,748  has been  made to    paid-in-capital.  This reclassification had no effect on the
increase  undistributed  net investment  income,  $11,734 to    Fund's net asset value.

7. Capital Share Transactions

----------------------------------------------------------------------------------------------------------------------------
                                                       Institutional Class                        Investor Class

For the fiscal year ended May 31,                   2006                2005                 2006                 2005
----------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                  6,705               18,062               59,691             289,599
        Reinvested distributions                    20,094                5,065               56,833              20,312
        Shares repurchased                         (69,363)             (17,562)            (706,661)           (417,343)
Net (Decrease) Increase in Capital Shares          (42,564)               5,565             (590,137)           (107,432)
Shares Outstanding, Beginning of Year              386,742              381,177            1,466,913           1,574,345
Shares Outstanding, End of Year                    344,178              386,742              876,776           1,466,913
----------------------------------------------------------------------------------------------------------------------------

WISDOM FUND

Notes to Financial Statements
----------------------------------------------------------------------------------------------------------------------------
7. Capital Share Transactions

----------------------------------------------------------------------------------------------------------------------------
                                                             Class B                                   Class C

For the fiscal year ended May 31,                   2006                2005                 2006                 2005
----------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                 33,286                8,251               58,972             145,631
        Reinvested distributions                    65,959               16,025               42,878               9,479
        Shares repurchased                        (195,290)            (158,165)            (206,959)            (98,651)
Net (Decrease) Increase in Capital Shares          (96,045)             (53,889)            (105,109)             56,459
Shares Outstanding, Beginning of Year            1,152,380            1,206,269              757,662             701,203
Shares Outstanding, End of Year                  1,056,335            1,152,380              652,553             757,662
----------------------------------------------------------------------------------------------------------------------------


8. Change in Independent Registered Public Accounting Firm

On July 19, 2005, the Board of Trustees engaged Briggs, Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm. At no time preceding the engagement of BBD did the Fund consult the firm regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) any matter that was either subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

Prior to this date, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm for the Trust and issued reports on the Fund's financial statements as of May 31, 2005 and 2004. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

At no time preceding the removal of Deloitte & Touche LLP were there any disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of Deloitte & Touche LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
New Providence Investment Trust
and the Shareholders of the Wisdom Fund

We have audited the accompanying statement of assets and liabilities of the Wisdom Fund, a series of shares of the New Providence Investment Trust, including the schedule of investments, as of May 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2005 and the financial highlights for each of the four years ended May 31, 2005 were audited by other auditors whose report dated July 8, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wisdom Fund as of May 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                               BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
June 23, 2006

WISDOM FUND

Additional Information (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
1. Proxy Voting Policies and Voting Record                      3. Information about Trustees and Officers

A copy of the Trust's Proxy Voting and Disclosure Policy and    The  business  and  affairs  of the Fund and the  Trust  are
the  Advisor's  Proxy  Voting  and  Disclosure   Policy  are    managed  under the  direction of the  Trustees.  Information
included as Appendix B to the Fund's Statement of Additional    concerning the Trustee and officers of the Trust and Fund is
Information and is available,  without charge, upon request,    set forth below. Generally,  each Trustee and officer serves
by calling  1-800-773-3863.  Information  regarding  how the    an indefinite  term or until certain  circumstances  such as
Fund voted proxies relating to portfolio  securities  during    their  resignation,  death, or otherwise as specified in the
the most recent  12-month  period ended June 30 is available    Trust's organizational documents. Any Trustee may be removed
(1) without charge, upon request, by calling the Fund at the    at  a  meeting  of   shareholders  by  a  vote  meeting  the
number   above   and   (2)   on   the   SEC's   website   at    requirements of the Trust's  organizational  documents.  The
http://www.sec.gov.                                             Statement of  Additional  Information  of the Fund  includes additional information about the Trustee and officers and is
2. Quarterly Portfolio Holdings                                 available,  without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and
The Fund files its complete  schedule of portfolio  holdings    officer,  unless  otherwise  indicated  below,  is 116 South
with the SEC for the first and third quarters of each fiscal    Franklin  Street,  Rocky Mount,  North Carolina  27804.  The
year on Form N-Q. The Fund's Forms N-Q are  available on the    Trustee received aggregate compensation of $3,000 during the
SEC's website at http://www.sec.gov. You may review and make    fiscal  year  ended  May 31,  2006  from  the  Fund  for his
copies at the SEC's  Public  Reference  Room in  Washington,    services to the Fund and Trust. The officers did not receive
D.C. You may also obtain  copies after paying a  duplicating    compensation  from the Fund for their  services  to the Fund
fee  by  writing  the  SEC's   Public   Reference   Section,    and Trust.
Washington,  D.C.  20549-0102  or by  electronic  request to
publicinfo@sec.gov,  or is available,  without charge,  upon request, by calling the fund at 1-800-773-3863.  Information on  the  operation  of  the  Public  Reference  Room  may be obtained by calling the SEC at 202-942-8090.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                                Position(s)   Length                                     Complex
        Name, Address,           held with    of Time       Principal Occupation(s)      Overseen       Other Directorships Held by
           And Age              Fund/Trust    Served         During Past 5 Years        by Trustee                Trustee
------------------------------------------------------------------------------------------------------------------------------------

                                                            Independent Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74             Trustee       Since      Retired;  Previously,  President      1    Independent  Trustee  -  Gardner
                                              1997       of   Brinson    Investment   Co.           Lewis  Investment  Trust for the
                                                         (personal    investments)    and           three series of that trust;  The
                                                         President of Brinson  Chevrolet,           Nottingham  Investment  Trust II
                                                         Inc. (auto dealership)                     for  the  six   series  of  that
                                                                                                    trust;      Hillman      Capital
                                                                                                    Management  Investment Trust for
                                                                                                    the two  series  of that  trust;
                                                                                                    MurphyMorris   Investment  Trust
                                                                                                    and  its  one   series;   Tilson
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series  of that  trust;  and The
                                                                                                    Piedmont  Investment  Trust  for
                                                                                                    the one  series  of  that  trust
                                                                                                    (all    registered    investment
                                                                                                    companies)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Officers
------------------------------------------------------------------------------------------------------------------------------------
C. Douglas Davenport, 55        President,    Since    President   (since   1998)  of        n/a                   n/a
Atlanta Investment Counsel,     Treasurer,    2003     Atlanta  Investment   Counsel,
LLC                             Principal              LLC  (Adviser  of  the  Fund);
3717     Haddon Hall Road, NW   Executive              previously,   stockbroker   at
Suite 200                       Officer,               Lehman Brothers
Atlanta, GA  30327              and
                                Principal
                                Financial
                                Officer
------------------------------------------------------------------------------------------------------------------------------------

WISDOM FUND

Additional Information (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                                Position(s)   Length                                     Complex
        Name, Address,           held with    of Time       Principal Occupation(s)      Overseen       Other Directorships Held by
           And Age              Fund/Trust    Served         During Past 5 Years        by Trustee                Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tracey L. Hendricks, 38         Assistant     Since    Vice  President  of  Financial        n/a                   n/a
                                Secretary     2004     Reporting,    Tax,    Internal
                                                       Audit,  and  Compliance of The
                                                       Nottingham             Company
                                                       (Administrator  to  the  Fund)
                                                       since 2004;  previously,  Vice
                                                       President of Special  Projects
                                                       of The Nottingham Company from
                                                       2000 to 2004
------------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 37           Secretary    Since     Vice      President-Compliance         n/a                  n/a
                                and          2004      Administration (since 1998) of
                                Assistant              The Nottingham Company
                                Treasurer
------------------------------------------------------------------------------------------------------------------------------------

Wisdom Fund
is a series of
The New Providence Investment Trust











For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Atlanta Investment Counsel, LLC
116 South Franklin Street                     3717 Haddon Hall Road, NW
Post Office Drawer 4365                       Suite 200
Rocky Mount, North Carolina 27803-0365        Atlanta, Georgia 30327

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-877-352-0020

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              wisdomfund.com

Item 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)    There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
       Item 12(a)(1) below.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2) Not applicable.


(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed to the registrant for the fiscal years ended May 31, 2005 and May 31, 2006 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant"), for the fiscal year ended May 31, 2005 and Briggs, Bunting & Dougherty, LLP for the fiscal year ended May 31, 2006 ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with statutory and regulatory filings.

-------------------------------------------------------------------------------
                               Fund                       2005            2006
-------------------------------------------------------------------------------
Wisdom Fund                                            $ 14,000         $13,500
-------------------------------------------------------------------------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended May 31, 2005 or 2006 for assurance and related services by the Former Accountant or Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the last two fiscal years for professional services rendered by the Former Accountant and Accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of the fund's federal, state, and excise tax returns and assistance with distribution calculations.

-------------------------------------------------------------------------------
                               Fund                       2005           2006
-------------------------------------------------------------------------------
Wisdom Fund                                            $ 5,000          $1,500
-------------------------------------------------------------------------------

(d) All Other Fees -There were no other fees billed by the Former Accountant or Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Former Accountant and Accountant for the last two fiscal years at audit committee meetings of the board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at audit committee meetings called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2) There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not Applicable.

(g) Aggregate non-audit fees billed by the Former Accountant and Accountant, to the registrant for services rendered during the fiscal years ended May 31, 2005 and 2006 were $5,000 and $1,500, respectively. There were no non-audit fees billed by Former Accountant or Accountant for services rendered to the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)    Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

       A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.


Item 7. DISCLOSURE OF PROXY VOTING  POLICIES AND  PROCEDURES  FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
        INVESTMENT COMPANIES.

       Not applicable.


Item 9. PURCHASES OF EQUITY  SECURITIES BY CLOSED-END  MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


       Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


       None.


Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Code of Ethics  required  by Item 2 of Form  N-CSR is filed  herewith  as
       Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 --------------------------------
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: July 18, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 --------------------------------
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: July 18, 2006